Stockholders' Equity (Deficit) (Details)																																	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 18, 2022 $ / shares shares	Mar. 17, 2022 shares	Jan. 07, 2022 $ / shares shares	Nov. 19, 2021 USD ($) $ / shares	Nov. 10, 2021 USD ($) $ / shares shares	Oct. 18, 2021 USD ($) $ / shares shares	Aug. 26, 2021 USD ($) $ / shares shares	Aug. 17, 2021 USD ($) shares	Jun. 23, 2021 $ / shares shares	May 12, 2021 $ / shares shares	Apr. 19, 2021 $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 23, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Mar. 11, 2021 shares	Feb. 22, 2021 $ / shares shares	Feb. 05, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 28, 2021 USD ($) $ / shares shares	Jan. 21, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 14, 2020 USD ($) $ / shares shares	Aug. 27, 2020 USD ($) shares	May 27, 2020 USD ($) shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Sep. 02, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	May 26, 2021 $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2019 $ / shares shares
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized																									500,000,000												500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares									$ 0.01																$ 0.01												$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Outstanding																									155,381,183												213,333,170		155,381,183
Common Stock, Shares, Issued																									155,381,183												213,333,170		155,381,183
Debt Conversion, Converted Instrument, Shares Issued																																							63,374,555
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.25
Debt Conversion, Original Debt, Amount (in Dollars) | $																																					$ 0		$ 1,633,406
Stock Issued During Period, Shares, New Issues													461,358					6,672,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.25				$ 0.01		$ 0.26	$ 0.31				$ 0.25							$ 0.0305										$ 0.25				$ 0.0305		$ 0.034
Stock Issued During Period, Value, New Issues (in Dollars) | $																		$ 1,668,000																			$ 1,668,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period										2,500,000						336,000																		5,116,668			8,652,668
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares										$ 0.03						$ 0.03																		$ 0.03			$ 0.03	[1]
Conversion of Stock, Shares Issued															600,000																		4,000,001		4,237,424
Number of Individuals															4
Conversion of Stock, Shares Converted															4,800																				1,059,356
Stock Issued During Period, Shares, Issued for Services							312,800				1,962			300,000													386,985	2,901,440
Stock Repurchased and Retired During Period, Shares									2,000,000
Stock Issued During Period, Shares, Other									637,953																														2,151,204
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture							312,800
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture (in Dollars) | $							$ 78,200
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars) | $																																					$ 13,032
APIC, Share-Based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars) | $																																					$ 676,423		$ 421,502
Class of Warrants, Exercised																																					0		(8,382,382)
Gains (Losses) on Restructuring of Debt (in Dollars) | $																												$ 24,894									$ 0		$ 6,988
Number of Transactions																																							19
Stock Issued During Period, Value, Issued for Services (in Dollars) | $							$ 78,200																														222,480		$ 7,680
Gain on Settlement of Accounts Payable and Accrued Liabilities (in Dollars) | $																											$ 6,988												(37,186)
Share-Based Payment Arrangement, Noncash Expense (in Dollars) | $																																					1,039,843		568,363
APIC, Share-Based Payment Arrangement, Other, Increase for Cost Recognition (in Dollars) | $																																							$ (421,502)
Preferred Stock Dividends, Shares																									2,151,204
Preferred Stock, Shares Authorized																									100,000,000														100,000,000
Dividends, Preferred Stock (in Dollars) | $																																					$ 185,202		$ 75,535
Units Sold												3,000,000
Unit Price Per Unit (in Dollars per share) | $ / shares												$ 1
Unit Description				(a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share								each Unit consisting of (a) one share of a newly formed Series C Convertible Preferred Stock, par value $0.01 per share (the “Series C Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Proceeds from Issuance or Sale of Equity (in Dollars) | $												$ 3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,257,500	4,252,500						12,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.75	$ 0.75						$ 0.75
Warrants and Rights Outstanding, Term						5 years						5 years
Class of Warrant or Rights, Granted												6,300,000																									29,820,000		6,582,382
(in Dollars per share) | $ / shares																										$ 0.03
Loss on modification of options (in Dollars) | $																										$ 4,113
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount (in Dollars) | $																									$ 3,154,383														$ 3,154,383
Stock Subscribed [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Gain on Settlement of Accounts Payable and Accrued Liabilities (in Dollars) | $																																							$ (37,186)
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares, Outstanding																									155,381,183												213,333,170		155,381,183		81,268,443
Stock Issued During Period, Shares, New Issues																																					6,672,000
Stock Issued During Period, Value, New Issues (in Dollars) | $																																					$ 66,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																																					8,281,668
Stock Issued During Period, Shares, Issued for Services																																					1,099,320		200,000
Stock Issued During Period, Shares, Other																																							7,999,996
Stock Issued During Period, Shares, Conversion of Convertible Securities																																							386,985
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																																					$ 10,963		$ 2,000
Preferred Stock, Dividend Rate, Percentage																																					10.00%		10.00%
Minimum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 0.0108														$ 0.0108
Maximum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 0.012														$ 0.012
Agreement with Investors Regarding Exercise Price of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																															1,000,000
Class of Warrants, Exercised																															2,769,482
Other Nonoperating Gains (Losses) (in Dollars) | $																															$ 77,652
Cashless Exercise of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																														4,098,556
Class of Warrants, Exercised																														4,480,938
Other Nonoperating Gains (Losses) (in Dollars) | $																														$ 182,295
Additional Shares for Variable Conversion Feature on Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																												1,011,967
Options Exercise Price $0.04 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																										$ 0.04
Options Modified																										150,000
Options Exercise Price $0.05 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																										$ 0.05
Options Modified																										7,450,000
Options Exercise Price $0.06 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																										$ 0.06
Options Modified																										1,000,000
Options Exercise Price $12.40 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																										$ 21.4
Options Modified																										67,879
Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																																							$ 813,000
Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																																							$ 70,658
Eagle Equities Note 4 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																							3,505,964	4,123,750
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																							$ 0.01224	$ 0.012
Eagle Equities Note 4 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																							$ 39,000	$ 45,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																							$ 3,913	$ 4,485
Eagle Equities Note 5 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																					4,319,378	4,463,507
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																					$ 0.01266	$ 0.01224
Eagle Equities Note 5 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																					$ 50,000	$ 50,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																					$ 4,683	$ 4,633
Eagle Equities Note 6 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																			7,285,062	6,449,610
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																			$ 0.01575	$ 0.0154
Eagle Equities Note 6 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																			$ 107,200	$ 93,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																			$ 7,540	$ 6,324
Eagle Equities Note 7 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	1,184,148
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																	$ 0.24984
Debt Conversion, Original Debt, Amount (in Dollars) | $																	$ 200,200
Eagle Equities Note 8 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	639,593
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																	$ 0.23851
Debt Conversion, Original Debt, Amount (in Dollars) | $																	$ 114,400
Eagle Equities Note 9 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	605,177
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																	$ 0.24984
Debt Conversion, Original Debt, Amount (in Dollars) | $																	$ 114,400
Eagle Equities Note 10 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	1,095,131
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																	$ 0.23748
Debt Conversion, Original Debt, Amount (in Dollars) | $																	$ 200,200
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									2,000																												24,227
Number of Note Holders																																							2
Preferred Stock, Shares Authorized																																					27,324
Dividends, Preferred Stock (in Dollars) | $																																					$ 0		$ 65,568
Dividends Payable, Current (in Dollars) | $																																					$ 61,818
Preferred Stock, Dividend Payment Terms																																					The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.
Preferred Stock, Voting Rights																																							Each one share of the Series X Preferred Stock is entitled to 20,000 votes
Preferred Stock, Dividend Rate, Percentage																																					10.00%
Preferred Stock, Shares Outstanding																									26,227												24,227		26,227
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																									$ 0.01												$ 0.01		$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares																																					$ 25
Dividends Payable (in Dollars) | $																									$ 0												$ 61,818		$ 0
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																													$ 14.91
Conversion of Stock, Shares Issued															600,000
Number of Individuals																													4
Stock Issued During Period, Shares, Issued for Services																													4,800
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																													$ 71,558										$ 71,558
Preferred Stock, Shares Authorized																																					500,000
Dividends, Preferred Stock (in Dollars) | $																																					$ 1,000
Dividends Payable, Current (in Dollars) | $																													$ 9,967
Preferred Stock, Dividend Payment Terms																													issuance of 755,076 shares of common stock based upon the average price of $0.0132 per share for the five-day period ended December 31, 2020
Preferred Stock, Shares Outstanding																									4,800												0		4,800
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																									$ 0.01												$ 0.01		$ 0.01
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued																																					600,000
Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues												3,000,000
Stock Issued During Period, Value, New Issues (in Dollars) | $																																					$ 1,491,283
Conversion of Stock, Shares Issued																																	4,000,001		4,237,424
Conversion of Stock, Shares Converted																																	1,000,000		1,059,356
Preferred Stock, Shares Authorized																																					3,000,000
Dividends, Preferred Stock (in Dollars) | $																																					$ 87,059
Preferred Stock, Dividend Payment Terms																																					Each share of Series C Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series C Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.
Proceeds from Issuance or Sale of Equity (in Dollars) | $												$ 3,000,000
Convertible Preferred Stock, Shares Issued upon Conversion												12,600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,257,500							6,300,000
Preferred Stock, Voting Rights																																					Holders of the Series C Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.
Preferred Stock, Convertible, Terms																																					Each holder of our Series C Preferred Stock is entitled to convert their shares of Series C Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series C Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series C Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange
Preferred Stock, Dividend Rate, Percentage																																					6.00%
Preferred Stock, Redemption Terms																																					Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series C Preferred Stock (which the applicable holder of the Series C Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series C Preferred Stock that the Series C Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series C Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.
Preferred Stock, Preemptive Rights																																					Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series C Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series C Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series C Preferred Stock and the date that there are less than 20% of the shares of Series C Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock Equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares												$ 0.5
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares																																	$ 0.25		$ 0.25
Preferred Stock, Shares Outstanding																									0												940,644		0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																									$ 0.01												$ 0.01		$ 0.01
Series C Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued																																					8,237,425
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					1,075,000	2,050,000
Stock Issued During Period, Value, New Issues (in Dollars) | $																																					$ 1,719,018
Preferred Stock, Shares Authorized						10,000,000																															10,000,000
Dividends, Preferred Stock (in Dollars) | $																																					$ 35,327
Preferred Stock, Dividend Payment Terms																																					Dividends. Each share of Series D Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series D Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.
Unit Price Per Unit (in Dollars per share) | $ / shares				$ 1
Unit Description				each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Proceeds from Issuance or Sale of Equity (in Dollars) | $					$ 999,250	$ 1,874,450
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						4,252,500
Preferred Stock, Voting Rights																																					Holders of the Series D Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class
Preferred Stock, Convertible, Terms																																					Conversion. Each holder of our Series D Preferred Stock is entitled to convert their shares of Series D Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series D Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series D Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.
Preferred Stock, Dividend Rate, Percentage																																					6.00%
Preferred Stock, Redemption Terms																																					Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series D Preferred Stock (which the applicable holder of the Series D Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series D Preferred Stock that the Series D Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series D Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.
Preferred Stock, Preemptive Rights																																					Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series D Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series D Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series D Preferred Stock and the date that there are less than 20% of the shares of Series D Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.5	$ 0.5
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares						$ 0.25
Proceeds from Issuance of Private Placement (in Dollars) | $				$ 3,100,000
Preferred Stock, No Par Value (in Dollars per share) | $ / shares				$ 0.01
Payments of Stock Issuance Costs (in Dollars) | $					$ 75,750	$ 125,500
Preferred Stock, Shares Outstanding																									0												3,100,000		0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.01		$ 1.05																			$ 0.01												$ 0.01		$ 0.01
Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 0.01
Debt Conversion, Converted Instrument, Shares Issued			3,179,650
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.25
Stock Issued During Period, Shares, Other	1,720,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings																																				600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 0.5
Class of Warrant or Rights, Granted	750,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		411,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,271,000
Accrued Liabilities [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								625,764																													479,464
Debt Conversion, Converted Instrument, Amount (in Dollars) | $								$ 156,441
Accrued Liabilities [Member] | Stock Subscribed [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																																					146,300
Services [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services																																200,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																																$ 7,680
Share-Based Payment Arrangement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense (in Dollars) | $																																							$ 67,623
Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
APIC, Share-Based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars) | $																																							$ 164,647

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.